DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about disposition
The gains on disposal of Chapada (2019), Brio Gold (2018) and Gualcamayo (2018) were calculated as below:

	Chapada	Brio Gold	Gualcamayo
Total consideration including working capital adjustments (net of transaction costs)	$856.2	$146.1	$82.5
Net assets sold and derecognized:
Cash and cash equivalents	$43.1	$5.4	$1.5
Trade and other receivables	0.5	1.4	7.5
Inventories	31.4	42.0	60.8
Other financial assets	—	1.5	0.8
Other assets	157.4	16.1	11.8
Property, plant and equipment	670.0	337.7	67.9
Deferred tax assets	—	5.3	—
Goodwill and intangibles	—	—	1.4
Trade and other payables	(31.9)	(54.1)	(31.1)
Income taxes payable	(18.2)	(3.3)	—
Other financial liabilities	—	(19.4)	(1.3)
Other provisions and liabilities	(150.5)	(14.5)	(9.7)
Debt	—	(73.0)	—
Environmental rehabilitation provisions	(58.7)	(34.2)	(29.7)
Deferred tax liabilities	(60.0)	—	—
Net assets	$583.1	$210.9	$79.9
Other comprehensive income	—	4.9	—
Non-controlling interests	—	(101.7)	—
Net assets attributable to Yamana	$583.1	$114.1	$79.9
Gain on disposal (Note 10)	$273.1	$32.0	$2.6